Financial Risk Review - Schedule of Financial Instruments (Details)	Sep. 30, 2026 USD ($)	Sep. 30, 2026 GBP (£)	Sep. 30, 2026 AUD ($)	Sep. 30, 2026 TZS (Tsh)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 TZS (Tsh)
Disclosure of financial assets [line items]
Trade and other receivables	$ 177,561				$ 430,470
Trade and other payables	$ 5,266,919				$ 3,762,481
Foreign Currency Risk
Disclosure of financial assets [line items]
Cash in banks		£ 239,085	$ 638,117	Tsh 1,206,082,731		£ 168,532	$ 558,091	Tsh 853,939,035
Trade and other receivables			377,193				824,669
Trade and other payables		£ 283,858	$ 169,831			£ 467,774	$ 1,486,944